Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 25, 2017
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft